Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 77,528	$ 129,328	$ 81,348	$ 50,426
Trade & other receivables	3,342	1,574
Financial assets at fair value through other comprehensive income	1,899	1,871
Other non-current assets	3,210	3,311
Financial assets, Total	85,979	136,084
Trade and other payables	28,610	24,972
Borrowings	90,657	89,478
Contingent consideration	28,096	45,166
Financial liabilities, Total	147,363	159,616
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	28,610	24,972
Borrowings	90,657	89,478
Financial liabilities, Total	119,267	114,450
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	28,096	45,166
Financial liabilities, Total	28,096	45,166
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	77,528	129,328
Trade & other receivables	3,342	1,574
Other non-current assets	3,210	3,311
Financial assets, Total	84,080	134,213
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,899	1,871
Financial assets, Total	$ 1,899	$ 1,871